VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Finance Lease Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cost
Balance at December 31, 2020	$ 103,888
Balance at June 30, 2021	103,888
Accumulated Depreciation
Balance at December 31, 2020	(50,370)
Depreciation	(4,283)	$ (7,282)
Balance at June 30, 2021	(54,653)
Net Carrying Value	$ 49,235		$ 53,518